Accrued liabilities and provisions - Additional information (Details) $ in Millions, $ in Millions										12 Months Ended		48 Months Ended
	Oct. 07, 2024 USD ($)	Sep. 30, 2024 COP ($)	Sep. 30, 2024 USD ($)	Mar. 21, 2024 USD ($) shares	Sep. 07, 2023 USD ($)	Jun. 28, 2019 USD ($)	Mar. 16, 2018 USD ($)	May 25, 2016 USD ($)	Mar. 08, 2016 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023	Dec. 31, 2018 USD ($)	Jun. 28, 2019 COP ($)	Jun. 28, 2019 USD ($)	Mar. 16, 2018 COP ($)	Mar. 16, 2018 USD ($)	Apr. 28, 2017 COP ($)	Apr. 28, 2017 USD ($)
Disclosure of accrued liabilities and provisions [Line Items]
Mandatory investments, natural resources										1.00%	1.00%
Minimum current plans executed | item										240
Percentage of forced investment										1.00%
Minimum Percentage of Execution of Forced Obligation										1.00%
Unidentified expenses												$ 22.0
Unidentified project cost										$ 269.0
Legal proceedings in process, claims made, value								$ 213.0
Number of former officials | item										8
Number of former presidents | item										3
Number of former financial vice-presidents | item										5
Equity investments
Disclosure of accrued liabilities and provisions [Line Items]
Fair value valuation of shares		$ 915,003	$ 234.5
Series B Non Voting Preferred Stock
Disclosure of accrued liabilities and provisions [Line Items]
Percentage of shares issued upon conversion				19.90%
McDermott International Ltd
Disclosure of accrued liabilities and provisions [Line Items]
Proceeds from sale of business	$ 475.0
McDermott International Ltd | Series B Non Voting Preferred Stock
Disclosure of accrued liabilities and provisions [Line Items]
Number of shares issued as a plan of restructuring | shares				75,000
Vice President
Disclosure of accrued liabilities and provisions [Line Items]
Number of former officials being investigated | item										5
Refineria de Cartagena
Disclosure of accrued liabilities and provisions [Line Items]
Amount awarded to other party					$ 1,000.0
Dismissal of claim amount by Plaintif					$ 400.0
Number of former officials being investigated | item										8
Legal proceedings in process, claims made, value									$ 2,000.0
Contingent asset claim															$ 432,303	$ 129.0
Contingent asset claim invoices provisionally paid						$ 137.0	$ 139.0
Legal proceedings in process, claims made, value updated including interest													$ 503,241	$ 137.0
Contingent asset non detailed counterclaim																	$ 387,558	$ 116.0
Contingent Asset Compliance Letter Of Credit																		$ 70.0
Refineria de Cartagena | President
Disclosure of accrued liabilities and provisions [Line Items]
Number of former officials being investigated | item										3
Refineria de Cartagena
Disclosure of accrued liabilities and provisions [Line Items]
Legal fees				$ 9.0
Refineria de Cartagena | Letters of credits one
Disclosure of accrued liabilities and provisions [Line Items]
Maximum credit loan				70.0
Refineria de Cartagena | Letters of credits two
Disclosure of accrued liabilities and provisions [Line Items]
Maximum credit loan				$ 95.0
Exploration and Production [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections										5.88%	5.02%
Transport and logistics [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections										6.94%	5.20%
Refining and petrochemicals [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections										6.59%	5.51%